Segment information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment information

30.	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

Management considers that it has only one segment called “Retail”–which includes the banners “Pão de Açúcar”, “Extra Supermercado”, “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Compre Bem”, “Posto Extra”, and “GPA Malls”.

As described in note 1.2, Grupo Éxito, previously presented as a separate segment, is being presented as a discontinued operation, being considered a segment until the conclusion of the distribution of shares held by the Company to its direct shareholders.

The cash and carry segment, Assai, has been contributed to the Company’s shareholders and is also presented as a discontinued operation (note 1.3). Those segments are maintained in this note for reconciliation purposes.

“Other businesses” also include the operations of James (incorporated into the parent company in December 2022), Stix and equity pick up from Cdiscount.

Results and balances of each segment are presented net of intrasegment eliminations.

The debentures obtained for funding the acquisition of Éxito and related interest expenses were allocated to Éxito Group, as well as other acquisition related expenses incurred.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is regularly reviewed by the chief operating decision-maker (CODM), using the accounting practices under IFRS and mainly based on “Operating Income”, which is measured consistently with “Profit from continued operations before net financial expenses and share of profit of associates” in the financial statements and includes certain corporate overhead allocations. However, other performance measures are also used by the CODM in this process as included in the table below:

Description	Brazilian retail			Discontinued operations			Other Businesses			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net operating revenue	19,181	17,250	16,228		-	-	69	71	70	19,250	17,321	16,298
Gross profit	4,747	4,228	4,297		-	-	70	74	59	4,817	4,302	4,356
Depreciation and amortization	(1,005)	(911)	(797)		-	-	(12)	(20)	(13)	(1,017)	(931)	(810)
Operating income	51	(311)	207		-	-	717	(49)	(96)	768	(360)	111
Net financial expenses	(39)	(747)	(620)		-	-	716	(3)	(3)	677	(750)	(623)
Share of profit of associates	(1,019)	44	47		-	-	10	(249)	(105)	(1,009)	(205)	(58)
Profit(loss) before income tax and social contribution	(1,058)	(1,014)	(366)		-	-	726	(301)	(204)	(332)	(1,315)	(570)
Income tax and social contribution	422	456	718		-	-	(4)	(2)	7	418	454	725
Net income (loss) for continuing operations	(636)	(558)	352		-	-	722	(303)	(197)	86	(861)	155
Net income (loss) for discontinued operations	(665)	864	273	(1,555)	(7)	532	-	-	-	(2,220)	857	805
Net income (loss) of year end	(1,301)	306	625	(1,555)	(7)	532	722	(303)	(197)	(2,134)	(4)	960

Current assets	7,359	7,632	9,898	-	20,809	7,871	164	118	103	7,523	28,559	17,872
Non-current assets	14,448	15,203	13,796	-	-	17,694	79	77	81	14,527	15,280	31,571
Current liabilities	6,015	6,314	7,528	-	11,260	8,853	210	173	169	6,225	17,747	16,550
Non-current liabilities	11,102	12,358	12,470	-	-	4,040	1	1	3	11,103	12,359	16,513
Shareholders' equity	4,690	4,163	3,696	-	9,549	12,672	32	21	12	4,722	13,733	16,380

The Company and its subsidiaries operate primarily as a retailer of food and other products. Total revenues are composed of the following brands:

	2023	2022	2021

Pão de Açúcar	8,682	7,629	7,079
Extra / Compre Bem	5,832	5,339	4,580
Proximity	2,969	2,476	2,082
Gas stations / Delivery	1,698	1,806	2,487
Other businesses	69	71	70
Total net operating revenue	19,250	17,321	16,298